STOCKHOLDERS' EQUITY (Details Textual) - $ / shares	1 Months Ended
	Sep. 26, 2017	Sep. 26, 2016
Stockholders Equity Note [Line Items]
Dividends Payable, Amount Per Share	$ 0.12	$ 0.20
Dividends Payable, Date Declared	Sep. 26, 2017	Sep. 26, 2016
Dividends Payable, Date of Record	Oct. 16, 2017	Oct. 26, 2016
Dividends Payable, Date to be Paid	Nov. 06, 2017	Nov. 11, 2016